Net debt - Offsetting in the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Gross amount	$ 3,622	$ 2,278
Net amounts presented in the balance sheet	3,622	2,278
Amount subject to master netting arrangement	(751)	(693)
Net amount	2,871	1,585
Financial liabilities
Gross amount	(7,190)	(6,244)
Net amounts presented in the balance sheet	(7,190)	(6,244)
Amount subject to master netting arrangement	751	693
Net amount	(6,439)	(5,551)
Prepayments	84	96
Social security and other taxes	109	114
Contract liabilities	292	312
Trade and other payables (excluding social security & other taxes and contract liabilities)
Financial liabilities
Gross amount	(1,037)	(1,060)
Net amounts presented in the balance sheet	(1,037)	(1,060)
Net amount	(1,037)	(1,060)
Borrowings
Financial liabilities
Gross amount	(5,567)	(4,587)
Net amounts presented in the balance sheet	(5,567)	(4,587)
Amount subject to master netting arrangement	730	691
Net amount	(4,837)	(3,896)
Lease liabilities
Financial liabilities
Gross amount	(563)	(557)
Net amounts presented in the balance sheet	(563)	(557)
Net amount	(563)	(557)
Derivative financial instruments
Financial liabilities
Gross amount	(23)	(40)
Net amounts presented in the balance sheet	(23)	(40)
Amount subject to master netting arrangement	21	2
Net amount	(2)	(38)
Cash and cash equivalents
Financial assets
Gross amount	2,319	1,158
Net amounts presented in the balance sheet	2,319	1,158
Amount subject to master netting arrangement	(730)	(691)
Net amount	1,589	467
Trade and other receivables (excluding prepayments)
Financial assets
Gross amount	1,119	1,112
Net amounts presented in the balance sheet	1,119	1,112
Net amount	1,119	1,112
Other financial assets
Financial assets
Gross amount	2	1
Net amounts presented in the balance sheet	2	1
Net amount	2	1
Derivative financial instruments
Financial assets
Gross amount	182	8
Net amounts presented in the balance sheet	182	8
Amount subject to master netting arrangement	(21)	(2)
Net amount	$ 161	$ 6